Condensed Interim Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
EXPENSES
Corporate and administration expenses	$ (2,022,206)	$ (97,421)	$ (2,855,559)	$ (265,732)
Management fees	(625,905)	(173,175)	(1,701,211)	(436,626)
Due diligence BCL	(979)	(32,286)	(5,014)	(86,649)
Advisory and consultancy	(77,600)	(69,433)	(571,626)	(110,744)
Depreciation	(882)		(882)
Interest and bank charges	(7,302)	(801)	(15,851)	(2,543)
Share-based payment	(4,183,657)		(6,776,752)	(761,480)
Warrant fair value movement	28,275,255		8,974,901
Net foreign exchange gain (loss)	(33,343)	(3,961)	127,449	(7,209)
TOTAL EXPENSES	21,323,381	(377,077)	(2,824,545)	(1,670,983)
OTHER ITEMS
Interest income (expenses) and other income	3	1,345	(87,131)	1,596
Acquisition loss on RTO	(75,375,567)		(75,375,567)
NET PROFIT (LOSS) FOR THE PERIOD	(54,052,183)	(375,732)	(78,287,243)	(1,669,387)
OTHER COMPREHENSIVE LOSS
Exchange differences on translation of foreign operations	(201,969)	(1,069)	(1,473,326)	(2,607)
TOTAL COMPREHENSIVE PROFIT (LOSS) FOR THE PERIOD	$ (54,254,152)	$ (376,299)	$ (79,760,569)	$ (1,671,994)
Basic income (loss) per share	$ (0.51)	$ (0.00)	$ (0.86)	$ (0.02)
Weighted average number of common shares outstanding - basic	105,842,672	77,529,213	92,836,780	74,581,558
Diluted income (loss) per share	$ (0.50)	$ (0.00)	$ (0.83)	$ (0.02)
Weighted average number of common shares outstanding - diluted	109,582,996	80,275,161	95,623,637	77,093,621